Statements of Cash Flows (USD $)	6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Cash Flows From Operating Activities
Net income (loss)	$ 14,700	$ (19,384)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Stock compensation	2,708
Changes in operating assets and liabilities:
Accounts receivable	(130,001)
Accounts receivable-related party	(3,000)	(9,000)
Other current assets	(10,000)
Accounts and accrued expenses payable	12,481	6,765
Accounts and accrued expenses payable - related party	84,539	9,000
Net Cash Used in Operating Activities	(28,573)	(12,619)
Cash Flows From Investing Activities
Capital expenditures	(1,400)
Net Cash Used In Investing Activities	(1,400)
Cash Flows From Financing Activities
Issuance of common stock under subscription agreement	33,333
Net Cash Provided by Financing Activities	33,333
Net decrease in Cash	3,360	(12,619)
Cash, beginning of period	37,300	18,204
Cash, end of period	$ 40,660	$ 5,585